Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Registrant Name	Box Ships Inc.
Entity Central Index Key	0001504795
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	24,960,715
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 24,219,501	$ 7,141,452
Restricted cash	4,990,000	5,740,000
Trade receivables	750,258	487,950
Prepaid expenses and other receivables	599,823	488,289
Due from related parties	4,219,137	3,987,430
Inventories	2,330,105	1,733,045
Total current assets	37,108,824	19,578,166
FIXED ASSETS:
Vessels, net	393,630,069	401,106,072
Other fixed assets, net	192,618	222,362
Total fixed assets	393,822,687	401,328,434
OTHER NON-CURRENT ASSETS:
Interest rate swaps	514,014	0
Intangible assets	14,065,205	17,878,888
Other assets	1,779,565	2,018,381
Restricted cash	5,010,000	4,260,000
Total Assets	452,300,295	445,063,869
CURRENT LIABILITIES:
Trade accounts payable	3,138,752	2,197,629
Accrued expenses	2,273,129	1,913,336
Interest Rate Swaps	391,064	397,964
Due to related parties	186,934	35,834
Deferred income	1,286,334	946,614
Current portion of long-term debt	22,700,000	22,700,000
Loan due to a related party	12,000,000	14,000,000
Dividends on preferred shares payable	468,506	468,506
Total current liabilities	42,444,719	42,659,883
LONG-TERM LIABILITIES:
Long-term debt	168,200,000	179,550,000
Interest rate swaps	0	253,932
Below-market acquired time charters	1,142,629	1,820,771
Total long-term liabilities	169,342,629	181,624,703
Total liabilities	211,787,348	224,284,586
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Common stock, par value $0.01; 475,000,000 shares authorized; 20,926,715 and 24,960,715 shares issued and outstanding at December 31, 2012 and June 30, 2013, respectively	249,607	209,267
Preferred stock, par value $0.01; 25,000,000 shares authorized; 640,692 shares issued and outstanding at December 31, 2012 and June 30, 2013	6,407	6,407
Additional paid-in capital	236,617,424	218,810,448
Accumulated other comprehensive (loss) / income	122,950	(651,896)
Retained earnings	3,516,559	2,405,057
Total stockholders' equity	240,512,947	220,779,283
Total Liabilities and Stockholders' Equity	$ 452,300,295	$ 445,063,869

UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - Parentheticals [Abstract]
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	475,000,000	475,000,000
Common stock shares issued	24,960,715	20,926,715
Common stock shares outstanding	24,960,715	20,926,715
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	640,692	640,692
Preferred stock shares outstanding	640,692	640,692

UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
REVENUES:
Time charter revenues	$ 35,797,422	$ 31,524,149
Commissions	(271,184)	(304,020)
Commissions-related party	(462,413)	(398,276)
Net Revenues	35,063,825	30,821,853
EXPENSES:
Voyage expenses	1,466,579	923,554
Vessels operating expenses	8,481,290	6,699,263
Vessels operating expenses - related party	555,780	203,353
Dry-docking expenses	969,136	1,923,137
Dry-docking expenses - related party	41,094	83,039
Management fees charged by a related party	1,360,512	1,038,586
Depreciation	7,505,747	6,715,770
General and administrative expenses	1,588,440	1,676,604
General and administrative expenses - related party	1,422,154	922,103
Operating income	11,673,093	10,636,444
OTHER INCOME / (EXPENSES):
Interest and finance costs	(3,887,192)	(3,656,854)
Interest and finance costs - related party	(381,326)	(341,096)
Interest income	2,961	11,488
Foreign currency (loss) / gain, net	41,322	(1,608)
Total other expenses, net	(4,224,235)	(3,988,070)
NET INCOME	7,448,858	6,648,374
Other Comprehensive (Loss) / Income
Unrealized (loss) / gain on cash flow hedges	774,846	(216,807)
Total Other Comprehensive (Loss) / Income	774,846	(216,807)
COMPREHENSIVE INCOME	$ 8,223,704	$ 6,431,567
Earnings per common share, basic	$ 0.28	$ 0.39
Earnings per common share, diluted	$ 0.26	$ 0.39

UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) / Income	Retained Earnings
BALANCE, value, at Dec. 31, 2011	$ 182,361,077	$ 163,170	$ 0	$ 176,496,943	$ 0	$ 5,700,964
BALANCE, shares, at Dec. 31, 2011		16,317,000	0
Issuance of preferred stock, net of issuance costs, value	38,189,597		13,333	38,176,264
Issuance of preferred stock, net of issuance costs, shares			1,333,333
Share-based compensation, value	558,339	90		558,249
Share-based compensation, shares		9,000
Net income	6,648,374					6,648,374
Unrealized (loss) / gain on cash flow hedges	(216,807)				(216,807)
Dividends paid on common shares ($0.60 per share during the six months ended June 30, 2012 and $0.34 per share during the six months ended June 30, 2013)	(9,795,600)					(9,795,600)
Dividends on preferred shares	(205,833)					(205,833)
BALANCE, value, at Jun. 30, 2012	217,539,147	163,260	13,333	215,231,456	(216,807)	2,347,905
BALANCE, shares, at Jun. 30, 2012		16,326,000	1,333,333
BALANCE, value, at Dec. 31, 2012	220,779,283	209,267	6,407	218,810,448	(651,896)	2,405,057
BALANCE, shares, at Dec. 31, 2012		20,926,715	640,692
Issuance of common shares, net of issuance costs, value	19,942,163	40,000		19,902,163
Issuance of common shares, net of issuance costs, shares		4,000,000
Share-based compensation, value	991,453	340		991,113
Share-based compensation, shares		34,000
Net income	7,448,858					7,448,858
Unrealized (loss) / gain on cash flow hedges	774,846				774,846
Dividends paid on common shares ($0.60 per share during the six months ended June 30, 2012 and $0.34 per share during the six months ended June 30, 2013)	(8,486,643)			(3,086,300)		(5,400,343)
Dividends on preferred shares	(937,012)					(937,012)
BALANCE, value, at Jun. 30, 2013	$ 240,512,947	$ 249,607	$ 6,407	$ 236,617,424	$ 122,950	$ 3,516,559
BALANCE, shares, at Jun. 30, 2013		24,960,715	640,692

UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - Parentheticals [Abstract]
Dividend per common share paid	$ 0.34	$ 0.6

UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities:
Net income	$ 7,448,858	$ 6,648,374
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	7,505,747	6,715,770
Amortization of intangibles	3,135,541	1,016,946
Amortization of financing costs	314,823	266,804
Share-based compensation	991,453	558,339
Changes in operating assets and liabilities	639,090	533,779
Net Cash from Operating Activities	20,035,512	15,740,012
Cash Flows from Investing Activities:
Advance for vessel acquisition	0	(3,121,287)
Acquisition of vessels, attached intangibles and related capital expenditures	0	(31,176,450)
Other fixed assets acquired	0	(6,842)
Net Cash used in Investing Activities	0	(34,304,579)
Cash Flows from Financing Activities:
Repayment of long-term debt	(11,350,000)	(8,850,000)
Repayment of long-term loan from a related party	(2,000,000)	0
Payment of financing costs	(105,400)	0
Proceeds from the issuance of common shares	20,055,000	0
Proceeds from the issuance of preferred shares	0	38,499,990
Payment of other offering costs	(133,408)	(110,220)
Dividends paid on common shares	(8,486,643)	(9,795,600)
Dividends paid on preferred shares	(937,012)	0
Net Cash from / (used in) Financing Activities	(2,957,463)	19,744,170
Net increase in cash and cash equivalents	17,078,049	1,179,603
Cash and cash equivalents at the beginning of the period	7,141,452	7,150,155
Cash and cash equivalents at the end of the period	$ 24,219,501	$ 8,329,758

Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.Basis of Presentation and General Information

Box Ships Inc. (“Box Ships”) is a public company incorporated in the Republic of the Marshall Islands on May 19, 2010. Box Ships is an Athens, Greece-based international shipping company engaged in the transportation of containers worldwide through the ownership and operation of containership vessels.

The accompanying unaudited consolidated financial statements include the accounts of Box Ships Inc. and its wholly-owned subsidiaries (collectively the “Company”) listed below.

(i) Vessel owning subsidiaries:

Vessel Owning Company	Company Acquisition Date	Vessel Acquisition Date	Vessel’s Name	Built	TEU4
Polyaristi Navigation Co.1	April 20, 2011	April 29, 2011	Box Voyager	2010	3,426
Efploias Shipping Co. 1	April 20, 2011	April 29, 2011	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. 1	April 20, 2011	May 19, 2011	CMA CGM Kingfish	2007	5,095
Alaqua Marine Ltd. 1	May 2, 2011	May 31, 2011	CMA CGM Marlin	2007	5,095
Aral Sea Shipping S.A. 1	April 20, 2011	May 19, 2011	Maersk Diadema (formerly the MSC Siena)	2006	4,546
Amorita Development Inc.1	April 20, 2011	May 9, 2011	Maule	2010	6,589
Lawry Shipping Ltd2	June 7, 2011	August 3, 2011	MSC Emma	2004	5,060
Triton Shipping Limited3	June 11, 2012	June 25, 2012	OOCL Hong Kong	1995	5,344
Rosetta Navigation Corp. Limited3	June 11, 2012	July 5, 2012	OOCL China	1996	5,344

(ii) Non-vessel owning subsidiary:

Ardal International Co.2

1 Incorporated in Liberia.

2 Incorporated in Marshall Islands.

3 Incorporated in Hong Kong.

4 TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying unaudited interim condensed consolidated financial statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2013. These financial statements should be read in conjunction with the consolidated financial statements and footnotes for the year ended December 31, 2012 included in the Company’s Annual Report on Form 20-F.

The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. ("Allseas"), a related party wholly owned by Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer.

Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2.Significant Accounting Policies

The same accounting policies have been followed in these interim condensed consolidated financial statements as were applied in the preparation of the Company’s financial statements for the year ended December 31, 2012. See Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report on Form 20-F.

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s unaudited interim condensed consolidated financial statements in the current period or expected to have an impact on future periods.

Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Transactions with related parties

3.Transactions with Related Parties

(a)Paragon Shipping Inc. (“Paragon”): Box Ships Inc. was formed by Paragon on May 19, 2010, to specialize in the container shipping industry. Paragon paid on behalf of the Company the pre-offering costs relating to the listing of the Company’s shares on NYSE in April 2011 and other minor operating expenses relating to the sale of Box Voyager, Box Trader and CMA CGM Kingfish to the Company. All amounts due to Paragon were fully repaid in July 2012. As of December 31, 2012 and June 30, 2013, Paragon had 16.4% and 13.8% interest in Box Ships Inc., respectively. In addition, in 2011, Paragon granted the Company an unsecured loan (Note 6). Interest charged on the loan, during the six months ended June 30, 2012 and 2013, amounted to $341,096 and $316,326, respectively. In March 2013, the Company agreed to amend the terms of the unsecured loan agreement with Paragon Shipping (Note 6). In consideration for the amendment of the loan agreement, the Company agreed to pay an amendment fee of $65,000, included in Interest and finance costs – related party.

(b)Granitis Glyfada Real Estate Ltd. (“Granitis”) - Leasing: On June 1, 2011, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer. The monthly rental was €1,000 plus 3.6% tax. The term of the lease was for 1 year beginning on June 1, 2012 and expired on May 31, 2013. In June 2013, the rental agreement was extended for 1 year at a monthly rental of €1,500 (or $1,961 using an exchange rate of $1.3071:€1.00, the U.S. dollar/Euro exchange rate as of June 28, 2013, according to Bloomberg) plus 3.6% tax, resulting in a commitment of approximately $22,344 as of June 30, 2013, based on a $/€ exchange rate as of June 28, 2013 of $1.3071:€1.00. Upon expiration and in case of renewal, the rental will be adjusted annually for inflation increases. Rent expense under this lease amounted to $4,709 and $8,810 for the six months ended June 30, 2012 and 2013, respectively, and is included in General and administrative expenses – related party.

(c)Allseas Marine S.A:

A. Ship-Owning Companies Management Agreements: The Company outsources the technical and commercial management of its vessels to Allseas, pursuant to management agreements with each vessel owning subsidiary. Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer, is the sole shareholder and Managing Director of Allseas. These agreements have an initial term of five years and automatically extend for successive five year terms, unless, in each case, at least three months' advance notice of termination is given by either party. In addition, the management agreements may be terminated by either party for cause, as set forth in the management agreements, on at least 30 days’ advance written notice. The management agreements provide for the following:

(i) Charter Hire Commissions - The Company pays Allseas 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“charter hire commission”).

(ii) Vessel Commissions – A commission equal to 1% of the contract price, calculated in accordance with the relevant memorandum of agreement, of any vessel bought or sold on behalf of the Company, is payable to Allseas.

(iii) Management Fees – A fixed monthly technical management fee of €634.88 per vessel per day was payable by the Company to Allseas, adjusted on June 1, 2013 to €643.77 per vessel per day, which will be adjusted annually in accordance with the official Eurozone inflation rate.

(iv) Pre-Delivery Services – A lump sum fee of $15,000 is payable to Allseas, for pre-delivery services provided, during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(v) Superintendent Fees – A fee of €500 per day is payable to Allseas for each day in excess of 5 days per calendar year for which a Superintendent performs on site inspection.

Each month, the Company makes an advance payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount advanced to Allseas over payments made by Allseas for Company’s operating expenses is included in Due from related parties.

B. Administrative Services Agreement: The Company entered into an administrative service agreement with Allseas on April 19, 2011. Under the agreement, Allseas will provide telecommunication services, secretarial and reception personnel and equipment, security facilities and cleaning for the Company’s offices, and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

C. Executive Services Agreement: The Company entered into an executive services agreement with Allseas on April 19, 2011, pursuant to which Allseas provides the services of our executive officers, who report directly to our board of directors. The agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier. In connection with the provision of services under the agreement, Allseas is entitled to an executive services fee of $2,200,000 per annum payable in twelve monthly installments effective from January 1, 2013. The executive services fee shall be reviewed annually or occasionally by the Company’s Board of Directors. In addition, Allseas is entitled to incentive compensation, at the discretion of the Company’s Board of Directors.

D. Accounting Agreement: On September 12, 2012, the Company entered into an accounting agreement with Allseas, effective from September 1, 2012, pursuant to which Allseas provides financial, accounting and financial reporting services. The agreement has an initial term of one year and automatically renews for successive one-year term unless terminated earlier. In connection with the provision of financial and accounting services under the agreement, Allseas is entitled to a financial and accounting services fee of €250,000 per annum, paid quarterly in arrears. In connection with the provision of the financial reporting services under the agreement, Allseas is entitled to a financial reporting fee of $30,000 per vessel per annum, paid quarterly in arrears. The financial and accounting services fee and the financial reporting fee shall be revised by the Company’s Board of Directors.

E. Compensation Agreement: On September 12, 2012, the Company entered into a compensation agreement with Allseas, whereby in the event that Allseas is involuntarily terminated as the manager of its fleet (including the termination by Allseas of the management agreements for cause), it shall compensate Allseas with an amount equal to the sum of (i) three years of the most recent management fees and commissions, based on the fleet at the time of termination, and (ii) €3,000,000 (or $3,921,300 using an exchange rate of $1.3071:€1.00, the U.S. dollar/Euro exchange rate as of June 28, 2013, according to Bloomberg), provided that Allseas will not receive this termination fee in the event that the Company terminates its management agreements with Allseas for cause.

The following amounts charged by Allseas are included in the interim consolidated statements of comprehensive income:

	Six Months Ended June 30,
	2012	2013
A(i) - Charter hire commissions	$398,276	$462,413
A(iii) - Management fees	$1,038,586	$1,360,512
A(v) – Superintendent fees (included in Vessels operating expenses – related party)	$110,461	$461,332
A(v) – Superintendent fees (included in Dry-docking expenses – related party)	$83,039	$41,094
B - Administrative fees (included in General and administrative expenses – related party)	$17,394	$17,447
C – Executive services fees (included in General and administrative expenses – related party)	$900,000	$1,100,000
D – Financial, accounting and financial reporting services fee (included in General and administrative expenses – related party)	$-	$295,897

In addition to the above, during the six months ended June 30, 2012 and 2013, vessel commissions, pre-delivery services and superintendent fees incurred which were capitalized and included in the cost of the vessels amounted to $333,476 and $0, respectively.

As of December 31, 2012 and June 30, 2013, the amounts due from Allseas were $3,952,972 and $4,184,679, respectively.

(d)Manning Agency Agreements: Each ship-owning company, with the exception of Triton Shipping Limited and Rosetta Navigation Corp. Limited, has a manning agency agreement with Crewcare Inc., a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer, based in Manila, Philippines. Manning services are being provided in exchange for a fixed monthly fee of $95 per seaman for all officers and crew who serve on board each vessel, and an one-time recruitment fee of $120 per seaman. In addition, the agreement also provides for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred for the six months ended June 30, 2012 and 2013 amounted to $92,892 and $94,448, respectively, and are included in Vessels operating expenses – related party. As of December 31, 2012 and June 30, 2013, the balances due to Crewcare Inc. amounted to $35,834 and $186,934, respectively, and are included in Due to related parties in the accompanying unaudited interim condensed consolidated balance sheets.

(e)Proplous Navigation S.A. (“Proplous”): On April 19, 2011, the Company entered into a Memorandum of Agreement with Proplous, a company owned by the Company’s Chairman, President and Chief Executive Officer for the acquisition of CMA CGM Marlin. Certain costs of $34,458 were paid by the Company and are due from Proplous as of December 31, 2012 and June 30, 2013 and are included in Due from related parties in the accompanying unaudited interim condensed consolidated balance sheets.

Vessels, Net and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2013
Vessels, Net And Other Fixed Assets, Net [Abstract]
Vessels, Net and Other Fixed Assets, Net

4.Vessels, Net and Other Fixed Assets, Net

The decrease of $7,476,003 for the six months ended June 30, 2013 in the carrying value of vessels to $393,630,069 is attributable to the depreciation charge for the period.

All the Company’s vessels are first-priority mortgaged as collateral to secure the bank loans discussed in Note 6. No impairment loss was recorded during the six months ended June 30, 2013.

The decrease of $29,744 for the six months ended June 30, 2013 in the carrying value of other fixed assets to $192,618 is attributable to the depreciation charge for the period.

Above / Below Market Acquired Time Charters / Other Intangible Assets	6 Months Ended
Jun. 30, 2013
Above / Below Market Acquired Time Charters / Other Intangible Assets [Abstract]
Above / Below Market Acquired Time Charters / Other Intangible Assets

5.Above / Below Market Acquired Time Charters / Other Intangible Assets

The Company acquired five vessels with attached time charter contracts having rates, which were above the market rates, while another two vessels were acquired with attached time charter contracts having rates, which were below the market rates. The above and below market acquired time charters recorded on acquisition amounted to $22,149,258 and $4,020,335, respectively and are amortized / accreted over the remaining period of the related time charters as a reduction or addition, respectively, to time charter revenues. Such amortization and accretion to time charter revenues for the above and below market acquired time charters amounted to $1,698,834 and $681,888, for the six months ended June 30, 2012 and $3,289,855 and $678,142, for the six months ended June 30, 2013, respectively.

The carrying value of the intangible assets and liabilities as of June 30, 2013 is expected to be amortized / accreted as follows:

For the period:	Above Market Acquired Time Charters	Below Market Acquired Time Charters
July 1, 2013 – June 30, 2014	$6,229,900	$1,142,629
July 1, 2014 – June 30, 2015	4,625,128	-
July 1, 2015 – June 30, 2016	1,100,741	-
Total	$11,955,769	$1,142,629

In addition, in relation to the acquisition of OOCL Hong Kong and OOCL China, the Company recorded other intangible assets of $3,169,014, relating to the attached manning agreements at below market rates. Such amortization for the six months ended June 30, 2012 and 2013, amounted to $0 and $523,828, respectively. Other intangible assets are amortized over the three-year time charter period as an addition, to crew costs, which are included in Vessels Operating Expenses.

The carrying value of other intangible assets as of June 30, 2013 is expected to be amortized as follows:

For the period:	Other Intangible Assets
July 1, 2013 – June 30, 2014	$1,056,338
July 1, 2014 – June 30, 2015	1,047,448
July 1, 2015 – June 30, 2016	5,650
Total	$2,109,436

Long-term Debt	6 Months Ended
Jun. 30, 2013
For the period [Abstract]
Long-term Debt

6.Long-term Debt

The table below presents the loans outstanding as of December 31, 2012 and June 30, 2013:

	December 31, 2012	June 30, 2013
Secured bank debt	$202,250,000	$190,900,000
Unsecured bank debt	14,000,000	12,000,000
Total	$216,250,000	$202,900,000

Presented as follows:
Current portion of long-term debt	$22,700,000	$22,700,000
Current portion of loan due to a related party	14,000,000	12,000,000
Long-term debt	179,550,000	168,200,000
Total	$216,250,000	$202,900,000

The minimum annual principal payments required to be made after June 30, 2013 are as follows:

For the period:
July 1, 2013 – June 30, 2014	$34,700,000
July 1, 2014 – June 30, 2015	22,700,000
July 1, 2015 – June 30, 2016	28,950,000
July 1, 2016 – June 30, 2017	104,700,000
July 1, 2017 – June 30, 2018	3,200,000
Thereafter	8,650,000
Total	$202,900,000

Details of the loans as of December 31, 2012 are discussed in Note 7 of our consolidated financial statements for the year ended December 31, 2012 included in the Company’s annual report on Form 20-F.

On March 11, 2013, the Company agreed to amend the terms of the unsecured loan agreement with Paragon Shipping dated May 27, 2011, with a then outstanding principal balance of $13,000,000. Pursuant to the terms of the amended loan agreement, the maturity of the loan was extended from April 19, 2013 to April 19, 2014 and the outstanding loan is repayable in quarterly principal installment payments of $1,000,000 each, commencing on April 19, 2013, with a final balloon payment on the maturity date. In consideration for the amendment of the loan agreement, the Company agreed to pay an amendment fee of $65,000, included in Interest and finance costs – related party, and to increase the margin by 100 basis points.

Debt Securities and Covenants: During the second and third quarter of 2013, the Company entered into supplemental agreements with its lenders and agreed to certain amendments in the financial covenants, as described below:

(a) $100,000,000 senior secured loan agreement with ABN AMRO Bank

For the waiver period commencing on June 28, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 120% during the waiver period and 140% thereafter.

(ii) The Market Value Adjusted Net Worth is permanently reduced to a minimum of $100,000,000.

(iii) The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and 0.65:1 thereafter.

As of June 30, 2013, the asset cover ratio, the Market Value Adjusted Net Worth and the ratio of Total Debt to Market Value Adjusted Total Assets were calculated at 137%, approximately $159,670,000 and 0.56:1, respectively, as defined in the loan agreement.

(b)$30,000,000 secured loan agreement with Unicredit Bank

For the waiver period commencing on June 27, 2013 and ending on January 1, 2014, the Company agreed to the following amendments in the asset cover ratio and one of the financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 110% during the waiver period and 120% thereafter.

(ii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and 0.65:1 thereafter.

As of June 30, 2013, the asset cover ratio and the ratio of Total Liabilities to Market Value Adjusted Total Assets were calculated at 135% and 0.62:1, respectively, as defined in the loan agreement.

(c)Two $22,000,000 secured loan agreements with Credit Suisse

For the waiver period commencing on March 31, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in certain financial covenants, calculated on a consolidated basis:

(i) The Market Value Adjusted Net Worth shall not be less than $100,000,000 during the waiver period and $150,000,000 thereafter.

(ii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and 0.65:1 thereafter.

As of June 30, 2013, the Market Value Adjusted Net Worth and the ratio of Total Liabilities to Market Value Adjusted Total Assets were calculated at approximately $151,800,000 and 0.58:1, respectively, as defined in the loan agreement.

(d)$30,250,000 secured loan agreements with Commerzbank

For the waiver period, as defined below, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 118%, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) April 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and 133% thereafter.

(ii) The Net Worth shall not be less than $50,000,000, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) July 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and $150,000,000 thereafter.

(iii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) July 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and 0.65:1 thereafter.

As of June 30, 2013, the asset cover ratio, the Net Worth and the ratio of Total Liabilities to Market Value Adjusted Total Assets were calculated at 134%, approximately $151,900,000 and 0.58:1, respectively, as defined in the loan agreement.

(e)$25,000,000 loan agreement with ABN AMRO Bank

For the waiver period commencing on June 28, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 110% during the waiver period and 140% thereafter.

(ii) The Market Value Adjusted Net Worth is permanently reduced to a minimum of $100,000,000.

(iii) The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and 0.65:1 thereafter.

As of June 30, 2013, the asset cover ratio, the Market Value Adjusted Net Worth and the ratio of Total Debt to Market Value Adjusted Total Assets were calculated at 198%, approximately $159,670,000 and 0.56:1, respectively, as defined in the loan agreement.

The Company, during the waiver period commencing on June 28, 2013 and ending on April 1, 2014, may declare and pay quarterly dividends at a maximum amount of $0.15 per common share outstanding. In consideration for the amendments of the loan agreements, the Company agreed to pay waiver fees and to increase the margin with one of its lenders during the waiver period by 35 basis points.

As of June 30, 2013, the Company was in compliance with all of its debt covenants, or had obtained waivers.

Financial Instruments	6 Months Ended
Jun. 30, 2013
Financial Instruments [Abstract]
Financial Instruments

7.Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade accounts receivable. The principal financial liabilities of the Company consist of long-term bank loans, a loan due to a related party, accounts payable and accrued liabilities.

(a) Interest rate risk: The Company’s long-term bank loans and loan due to a related party are based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, in order to hedge its variable interest rate exposure.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties and cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month of estimated operating expenses. The Company places its cash and cash equivalents, with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions.

(c) Fair value: The carrying values of trade accounts receivable, amounts due from related parties, cash and cash equivalents, restricted cash, accounts payable and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and loan due to a related party approximate the recorded value, due to their variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence long-term bank loans and loan due to a related party are considered Level 2 items in accordance with the fair value hierarchy. The interest rate swaps are stated at fair value.

Interest rate swap agreements

As of June 30, 2013 and December 31, 2012, the Company had nine interest rate swap agreements outstanding, with an outstanding notional amount of $73,664,400 and $78,876,800, respectively. Details of the interest rate swap agreements are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s annual report on Form 20-F. The Company’s interest rate swaps qualified for hedge accounting. The Company adjusts its interest rate swap contracts to fair market value at the end of every period and records the resulting unrealized losses during the period in Other Comprehensive (Loss) / Income in the Statement of Stockholders’ Equity. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the consolidated statement of stockholders’ equity are shown below:

Derivative Instruments designated as hedging instruments

		December 31, 2012	June 30, 2013
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$397,964	$391,064
Interest rate swaps	Long-term liabilities – Interest rate swaps	253,932	-
Interest rate swaps	Non-current assets – Interest rate swaps	-	(514,014)
Total derivatives		$651,896	$(122,950)

The following table presents the impact of derivative instruments and their location within Net Income:

Derivative Instruments designated as hedging instruments

		Six Months Ended June 30,
	Location of Gain/(Loss) Recognized	2012	2013
Interest rate swaps	Interest and finance costs	(12,510)	(211,203)

The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market- based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The fair value of the interest rate swap agreements approximates the amount that the Company would have to pay for the early termination of the agreements.

As of December 31, 2012 and June 30, 2013, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheets. The Company did not have any other assets or liabilities measured at fair value on a nonrecurring basis during the six months ended June 30, 2012 and 2013.

Capital Structure	6 Months Ended
Jun. 30, 2013
Capital Structure [Abstract]
Capital Structure

8.Capital Structure

Common Stock:

On March 18, 2013, the Company completed a public offering of 4,000,000 common shares at a public offering price of $5.25 per share, resulting in net proceeds of $20,055,000, net of underwriters’ discounts and commissions. Other offering costs amounted to $112,837.

During the six months ended June 30, 2013, 34,000 common shares were issued under the Company’s equity incentive plan (Note 10). As of June 30, 2013, the Company had a total of 24,960,715 common shares outstanding, of which 530,335 shares are not vested and were issued under the Company’s Equity Incentive Plan.

During the six months ended June 30, 2013, the Company paid dividends totaling $0.34 per share, amounting to $8,486,643.

Preferred Stock:

As of June 30, 2013, the Company had a total of 640,692 Series B-1 Preferred Shares outstanding.

During the six months ended June 30, 2013, the Company declared dividends of $937,012, in relation to the first and second quarter of 2013 and paid to Neige International, the only holder of the Company’s Series B-1 Preferred Shares, dividends of $937,012 in relation to the fourth quarter of 2012 and first quarter of 2013. On July 1, 2013, the Company paid to Neige International the dividend of $468,506 in relation to the second quarter of 2013.

Accumulated Other Comprehensive (Loss) / Income	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive (Loss) / Income [Abstract]
Accumulated Other Comprehensive (Loss) / Income

9.Accumulated Other Comprehensive (Loss) / Income

The components of AOCI included in the accompanying interim condensed consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges and are analyzed as follows:

Changes in AOCI by Component

For the six months ended June 30, 2013

Unrealized Gain / (Loss) on cash flow hedges
AOCI — Balance, January 1, 2013	$(651,896)

OCI before reclassifications	986,049
Amounts reclassified from AOCI	(211,203)
Net current-period OCI	774,846

AOCI — Balance, June 30, 2013	$122,950

Reclassifications out of AOCI

For the six months ended June 30, 2013

Details about AOCI Components	Amount Reclassified from AOCI	Affected Line Item in the Statement Where Net Income is Presented
Gains and losses on cash flow hedges
Interest rate contracts	$211,203	Interest and finance costs

Total reclassifications for the period	$211,203

Share Based Compensation	6 Months Ended
Jun. 30, 2013
Share Based Compensation [Abstract]
Share Based Compensation

10.Share Based Compensation

A summary of the activity for non-vested share awards is as follows:

	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2012	532,333	$8.430
Granted	34,000	$6.110
Vested	(35,998)	$11.027
Non-vested, June 30, 2013	530,335	$8.143

On February 4, 2013, the Company granted 34,000 non-vested share awards, with a grant date fair value of $6.11 per share. Such non-vested shares will vest ratably in annual installments over a two-year period commencing on December 31, 2013.

The remaining unrecognized compensation cost amounting to $2,759,088 as of June 30, 2013, is expected to be recognized over the remaining period of 1.4 years, according to the contractual terms of those non-vested share awards.

Share based compensation amounted to $558,339 and $991,453 for the six months ended June 30, 2012 and 2013, respectively, and is included in general and administrative expenses.

Earnings (Loss) Per Share (EPS)	6 Months Ended
Jun. 30, 2013
Earnings Per Share (EPS) [Abstract]
Earnings/(Loss) Per Share (EPS)

11.Earnings Per Share (EPS)

Basic EPS – Common Shares:

	Six Months Ended June 30,
Numerator	2012	2013
Net income available to common shares	$6,648,374	$7,448,858
Less: Series B-1 Preferred Shares dividends	(205,833)	(937,012)
Less: Income attributable to non-vested share awards	(122,860)	(152,600)
Net income available to common shareholders	$6,319,681	$6,359,246

Denominator
Weighted average number of common shares outstanding, basic	16,014,439	22,729,343
Net income per common share, basic	$0.39	$0.28

Diluted EPS – Common Shares:

	Six Months Ended June 30,
Numerator	2012	2013
Net income available to common shares	$6,648,374	$7,448,858
Less: Series B-1 Preferred Shares dividends	(205,833)	(937,012)
Plus: Series B-1 Preferred Shares dividends, if converted to common shares	-	937,012
Less: Income attributable to non-vested share awards	(122,860)	(152,600)
Net income available to common shareholders	$6,319,681	$7,296,258

Denominator
Weighted average number of common shares outstanding, basic	16,014,439	22,729,343
Effect of Series B-1 Preferred Shares, if converted to common shares	-	5,746,557
Weighted average number of common shares outstanding, diluted	16,014,439	28,475,900

Net income per common share, diluted	$0.39	$0.26

Weighted Average Number of Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards from their vesting date.

Weighted Average Number of Common Shares – Diluted - In calculating diluted EPS the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS for the common shares, the unvested share awards outstanding under the Company’s Stock Incentive Plan, common shares issuable upon exercise of the Company’s outstanding warrants and common shares issuable upon conversion of the Series B-1 Preferred Shares, are included in the shares outstanding unless their effect is anti-dilutive.

The Company excluded the dilutive effect of 530,335 (June 30, 2012: 290,001) non-vested share awards and 1,333,333 (June 30, 2012: 1,333,333) warrants in calculating dilutive EPS for its common shares as of June 30, 2013, as they were anti-dilutive.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

12.Commitments and Contingencies

From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. As of June 30, 2013, the Company is not aware of any claim or contingent liability, which is reasonably possible and should be disclosed, or probable and for which a provision should be established in the accompanying financial statements.

On May 17, 2013, Paragon Shipping through its wholly owned subsidiaries entered into an agreement for a $69,000,000 credit facility with China Development Bank, subject to certain contingencies and conditions, to partially finance its two 4,800 TEU containerships under construction, that are expected to be delivered in the third quarter of 2014. Paragon Shipping has granted an option to the Company to acquire the vessels at any time prior to their delivery to Paragon Shipping or purchase such vessels at any time after their delivery to Paragon Shipping, so long as the vessels are owned by Paragon Shipping at such time. The credit facility can be freely transferred to the Company, if the Company decides to declare its option to acquire these vessels. The credit facility which is available for drawdown upon the delivery of the vessels is subject to certain contingencies and conditions, among which is the Company’s shareholders’ approval to act as a joint and several guarantor along with Paragon Shipping under the agreement.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Event [Abstract]
Subsequent Events

13.Subsequent Events

a. On July 29, 2013, the Company completed the public offering of 558,333 shares of its 9.00% Series C Preferred Shares at a public offering price of $24.00 per share, which resulted in net proceeds of $12,595,992, net of underwriting discounts and commissions of $504,000 and estimated offering expenses of $300,000. Neige International purchased $4,999,992 of the Series C Preferred Shares, or 208,333 shares, sold in the offering at the public offering price. The net proceeds from the offering and $7,197,313 of the Company’s cash reserves were used to redeem and retire all of the outstanding Series B-1 Preferred Shares plus accrued and unpaid dividends. Following the completion of this offering, 2,500,000 Series C Preferred Shares are authorized and 558,333 shares are issued and outstanding. The Series C Preferred Shares commenced trading on the New York Stock Exchange under the symbol “TEUPRC” on July 30, 2013.

Dividends: Holders of the Series C Preferred Shares are entitled to receive cumulative dividends from the date of issuance. Dividends on Series C Preferred Shares shall accrue and be cumulative, on a 30/360 day count basis, at a rate of 9.00% per annum per $25.00 liquidation preference per Series C Preferred Share, subject to adjustment under certain circumstances as described in the Statement of Designation of the Rights, Preferences and Privileges of the Series C Preferred Shares, and are payable quarterly on January 1, April 1, July 1 and October 1 of each year, commencing October 1, 2013, when, as and if declared by the Company’s board of directors.

Redemption: The Series C Preferred Shares are not subject to mandatory redemption. At any time on or after July 29, 2016 and prior to July 29, 2018, the Company, at its option, may redeem, in whole or in part, the Series C Preferred Shares at a redemption price equal to 101% of the liquidation preference of $25.00 per share and at any time thereafter at a redemption price equal to the liquidation preference of $25.00 per share, in each case plus an amount equal to all accumulated and unpaid dividends.

Conversion rights: The Series C Preferred Shares are not convertible into common shares, except under certain conditions upon a change of control of the Company.

b. On August 5, 2013, the Company prepaid $5,000,000 to Paragon Shipping under its unsecured loan agreement.

c. On August 6, 2013, the Company declared a quarterly dividend of $0.12 per common share, with respect to the second quarter of 2013, paid on September 17, 2013, to shareholders of record as of the close of business on September 10, 2013.

d. On September 16, 2013, the Company declared a cash dividend of $0.39375 per share on its Series C Preferred Shares for the period from the original issuance of the Series C Preferred Shares on July 29, 2013 through September 30, 2013. The dividend was paid on October 1, 2013 to all holders of Series C Preferred Shares of record as of September 30, 2013.

Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s unaudited interim condensed consolidated financial statements in the current period or expected to have an impact on future periods.

Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information [Abstract]
List of Subsidiaries
Vessel Owning Company	Company Acquisition Date	Vessel Acquisition Date	Vessel’s Name	Built	TEU4
Polyaristi Navigation Co.1	April 20, 2011	April 29, 2011	Box Voyager	2010	3,426
Efploias Shipping Co. 1	April 20, 2011	April 29, 2011	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. 1	April 20, 2011	May 19, 2011	CMA CGM Kingfish	2007	5,095
Alaqua Marine Ltd. 1	May 2, 2011	May 31, 2011	CMA CGM Marlin	2007	5,095
Aral Sea Shipping S.A. 1	April 20, 2011	May 19, 2011	Maersk Diadema (formerly the MSC Siena)	2006	4,546
Amorita Development Inc.1	April 20, 2011	May 9, 2011	Maule	2010	6,589
Lawry Shipping Ltd2	June 7, 2011	August 3, 2011	MSC Emma	2004	5,060
Triton Shipping Limited3	June 11, 2012	June 25, 2012	OOCL Hong Kong	1995	5,344
Rosetta Navigation Corp. Limited3	June 11, 2012	July 5, 2012	OOCL China	1996	5,344

(ii) Non-vessel owning subsidiary:

Ardal International Co.2

1 Incorporated in Liberia.

2 Incorporated in Marshall Islands.

3 Incorporated in Hong Kong.

4 TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Schedule Of Related Party Transactions
	Six Months Ended June 30,
	2012	2013
A(i) - Charter hire commissions	$398,276	$462,413
A(iii) - Management fees	$1,038,586	$1,360,512
A(v) – Superintendent fees (included in Vessels operating expenses – related party)	$110,461	$461,332
A(v) – Superintendent fees (included in Dry-docking expenses – related party)	$83,039	$41,094
B - Administrative fees (included in General and administrative expenses – related party)	$17,394	$17,447
C – Executive services fees (included in General and administrative expenses – related party)	$900,000	$1,100,000
D – Financial, accounting and financial reporting services fee (included in General and administrative expenses – related party)	$-	$295,897

Above / Below Market Acquired Time Charters / Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Above / Below Market Acquired Time Charters / Other Intangible Assets [Abstract]
Above / Below Market Acquired Time Charters - Future Amortization
For the period:	Above Market Acquired Time Charters	Below Market Acquired Time Charters
July 1, 2013 – June 30, 2014	$6,229,900	$1,142,629
July 1, 2014 – June 30, 2015	4,625,128	-
July 1, 2015 – June 30, 2016	1,100,741	-
Total	$11,955,769	$1,142,629

Other Intangible Assets - Future Amortization
For the period:	Other Intangible Assets
July 1, 2013 – June 30, 2014	$1,056,338
July 1, 2014 – June 30, 2015	1,047,448
July 1, 2015 – June 30, 2016	5,650
Total	$2,109,436

Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2013
For the period [Abstract]
Secured and Unsecured portion of Debt
	December 31, 2012	June 30, 2013
Secured bank debt	$202,250,000	$190,900,000
Unsecured bank debt	14,000,000	12,000,000
Total	$216,250,000	$202,900,000

Current and Non-current portion of Debt
Presented as follows:
Current portion of long-term debt	$22,700,000	$22,700,000
Current portion of loan due to a related party	14,000,000	12,000,000
Long-term debt	179,550,000	168,200,000
Total	$216,250,000	$202,900,000

Minimum annual principal payments
For the period:
July 1, 2013 – June 30, 2014	$34,700,000
July 1, 2014 – June 30, 2015	22,700,000
July 1, 2015 – June 30, 2016	28,950,000
July 1, 2016 – June 30, 2017	104,700,000
July 1, 2017 – June 30, 2018	3,200,000
Thereafter	8,650,000
Total	$202,900,000

Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments [Abstract]
Balance Sheet Location
Derivative Instruments designated as hedging instruments

		December 31, 2012	June 30, 2013
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$397,964	$391,064
Interest rate swaps	Long-term liabilities – Interest rate swaps	253,932	-
Interest rate swaps	Non-current assets – Interest rate swaps	-	(514,014)
Total derivatives		$651,896	$(122,950)

Location of Gain/(Loss) Recognized
Derivative Instruments designated as hedging instruments

		Six Months Ended June 30,
	Location of Gain/(Loss) Recognized	2012	2013
Interest rate swaps	Interest and finance costs	(12,510)	(211,203)

Accumulated Other Comprehensive (Loss) / Income (Tables)	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive (Loss) / Income [Abstract]
Changes in AOCI by Component
Unrealized Gain / (Loss) on cash flow hedges
AOCI — Balance, January 1, 2013	$(651,896)

OCI before reclassifications	986,049
Amounts reclassified from AOCI	(211,203)
Net current-period OCI	774,846

AOCI — Balance, June 30, 2013	$122,950

Reclassification out of AOCI
Details about AOCI Components	Amount Reclassified from AOCI	Affected Line Item in the Statement Where Net Income is Presented
Gains and losses on cash flow hedges
Interest rate contracts	$211,203	Interest and finance costs

Total reclassifications for the period	$211,203

Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Share Based Compensation [Abstract]
Activity for non-vested share awards
	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2012	532,333	$8.430
Granted	34,000	$6.110
Vested	(35,998)	$11.027
Non-vested, June 30, 2013	530,335	$8.143

Earnings Per Share (EPS) (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share (EPS) [Abstract]
Basic EPS - Common Shares
	Six Months Ended June 30,
Numerator	2012	2013
Net income available to common shares	$6,648,374	$7,448,858
Less: Series B-1 Preferred Shares dividends	(205,833)	(937,012)
Less: Income attributable to non-vested share awards	(122,860)	(152,600)
Net income available to common shareholders	$6,319,681	$6,359,246

Denominator
Weighted average number of common shares outstanding, basic	16,014,439	22,729,343
Net income per common share, basic	$0.39	$0.28

Diluted EPS - Common Shares
	Six Months Ended June 30,
Numerator	2012	2013
Net income available to common shares	$6,648,374	$7,448,858
Less: Series B-1 Preferred Shares dividends	(205,833)	(937,012)
Plus: Series B-1 Preferred Shares dividends, if converted to common shares	-	937,012
Less: Income attributable to non-vested share awards	(122,860)	(152,600)
Net income available to common shareholders	$6,319,681	$7,296,258

Denominator
Weighted average number of common shares outstanding, basic	16,014,439	22,729,343
Effect of Series B-1 Preferred Shares, if converted to common shares	-	5,746,557
Weighted average number of common shares outstanding, diluted	16,014,439	28,475,900

Net income per common share, diluted	$0.39	$0.26

Basis Of Presentation And General Information - Subsidiaries (Table) (Details)	6 Months Ended
Jun. 30, 2013
Box Voyager
Property Plant And Equipment [Line Items]
TEU	3,426
Vessel Year Built	2010
Vessel Acquisition Date	April 29, 2011
Box Trader
Property Plant And Equipment [Line Items]
TEU	3,426
Vessel Year Built	2010
Vessel Acquisition Date	April 29, 2011
CMA CGM Kingfish
Property Plant And Equipment [Line Items]
TEU	5,095
Vessel Year Built	2007
Vessel Acquisition Date	May 19, 2011
CMA CGM Marlin
Property Plant And Equipment [Line Items]
TEU	5,095
Vessel Year Built	2007
Vessel Acquisition Date	May 31, 2011
Maersk Diadema (formely the MSC Siena)
Property Plant And Equipment [Line Items]
TEU	4,546
Vessel Year Built	2006
Vessel Acquisition Date	May 19, 2011
Maule
Property Plant And Equipment [Line Items]
TEU	6,589
Vessel Year Built	2010
Vessel Acquisition Date	May 9, 2011
MSC Emma
Property Plant And Equipment [Line Items]
TEU	5,060
Vessel Year Built	2004
Vessel Acquisition Date	August 3, 2011
OOCL Hong Kong
Property Plant And Equipment [Line Items]
TEU	5,344
Vessel Year Built	1995
Vessel Acquisition Date	June 25, 2012
OOCL China
Property Plant And Equipment [Line Items]
TEU	5,344
Vessel Year Built	1996
Vessel Acquisition Date	July 5, 2012

Transactions with Related Parties (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
A(i) - Charter hire commissions	$ 462,413	$ 398,276
Allseas Marine S.A.
Related Party Transaction [Line Items]
A(iii) - Management fees	1,360,512	1,038,586
A(v) - Superintendent fees (included in Vessels operating expenses - related party)	461,332	110,461
A(v) - Superintendent fees (included in Dry-docking expenses - related party)	41,094	83,039
B- Administrative fees (included in General and administrative expenses - related party)	17,447	17,394
C - Executive services fees (included in General and administrative expenses - related party)	1,100,000	900,000
D - Financial accounting and financial reporting services fee (included in General and administrative expenses - related party)	$ 295,897	$ 0

Transactions with Related Parties - Paragon & Granitis (Details)	6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	May 31, 2014 USD ($)	May 31, 2014 EUR (€)	May 31, 2013 EUR (€)	Jun. 28, 2013	Jun. 30, 2013 Paragon Shipping Inc USD ($)	Jun. 30, 2013 Paragon Shipping Inc USD ($)	Jun. 30, 2012 Paragon Shipping Inc USD ($)	Dec. 31, 2012 Paragon Shipping Inc	May 31, 2013 Granitis Glyfada Real Estate Ltd. - Leasing	Jun. 30, 2013 Granitis Glyfada Real Estate Ltd. - Leasing USD ($)
Related Party Transaction [Line Items]
Ownership percentage by Paragon Shipping							13.80%	13.80%		16.40%
Interest expense - related party								$ 316,326	$ 341,096
Monthly rental			1,961	1,500	1,000
Rental fee additional tax											3.60%
Future rent commitment												22,344
Office rent	8,810	4,709
Euro / U.S. dollar exchange rate						1.3071
Amendment fee	$ 65,000						$ 65,000

Transactions with Related Parties - Allseas (Details)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 31, 2013 Allseas Marine - Management Agreements EUR (€)	Jun. 30, 2013 Allseas Marine - Management Agreements USD ($)	Jun. 30, 2013 Allseas Marine - Management Agreements EUR (€)	May 31, 2014 Allseas Marine - Management Agreements EUR (€)	Dec. 31, 2012 Allseas Marine - Management Agreements USD ($)	Jun. 30, 2013 Allseas Marine - Executive Services Agreement USD ($)	Jun. 30, 2013 Allseas Marine - Accounting Agreement USD ($)	Jun. 30, 2013 Allseas Marine - Accounting Agreement EUR (€)	Jun. 30, 2013 Allseas Marine S.A. USD ($)	Jun. 30, 2012 Allseas Marine S.A. USD ($)	Jun. 30, 2013 Allseas Marine S.A. EUR (€)
Related Party Transaction [Line Items]
Charter Hire Commission payable to the Management company				1.25%	1.25%
Commission rate payable to the management company for the purchase and sale of vessels				1.00%	1.00%
Daily management fee			€ 634.88			€ 643.77
Vessel pre-delivery services lump-sum fee				15,000
Superintendents Management fee payable					500
Due from related parties	4,219,137	3,987,430		4,184,679			3,952,972
Annual executive services fee payable								2,200,000
Annual fee payable for financial accounting services										250,000
Annual fee per vessel payable for Financial reporting services									30,000
Compensation for involuntary termination of contract											3,921,300		3,000,000
Capitalized expenses											$ 0	$ 333,476

Transactions with Related Parties - Crewcare & Proplous (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to related parties	$ 186,934		$ 35,834
Due from related parties	4,219,137		3,987,430
Vessels operating expenses - related party	555,780	203,353
Crewcare Inc.
Related Party Transaction [Line Items]
Monthly manning service fee per seaman	95
One-off recruitment fees per seaman	120
In-house training fee per seaman	30
Extra in-house training fee per seaman	50
Due to related parties	186,934		35,834
Vessels operating expenses - related party	94,448	92,892
Proplous Navigation S.A.
Related Party Transaction [Line Items]
Due from related parties	$ 34,458		$ 34,458

Vessels, Net and Other Fixed Assets, Net (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Other fixed assets, net	$ 192,618		$ 222,362
Depreciation	7,505,747	6,715,770
Carrying value of vessels, end of period	393,630,069		401,106,072
Other fixed assets
Property Plant And Equipment [Line Items]
Other fixed assets, net	192,618
Useful life	5 years 0 months 0 days
Depreciation	29,744
Vessels
Property Plant And Equipment [Line Items]
Depreciation	7,476,003
Carrying value of vessels, end of period	$ 393,630,069

Above / Below Market Acquired Time Charters / Other Intangible Assets - Future Amortization of Above / Below Market Acquired Time Charters (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
For the period:
Total	$ 1,142,629	$ 1,820,771
Above Market Acquired Time Charters
For the period:
July 1, 2013 - June 30, 2014	6,229,900
July 1, 2014 - June 30, 2015	4,625,128
July 1, 2015 - June 30, 2016	1,100,741
Total	11,955,769
Below Market Acquired Time Charters
For the period:
July 1, 2013 - June 30, 2014	1,142,629
July 1, 2014 - June 30, 2015	0
July 1, 2015 - June 30, 2016	0
Total	$ 1,142,629

Above / Below Market Acquired Time Charters / Other Intangible Assets - Future Amortization of Other Intangible Assets (Table) (Details) (Other Intangible Assets, USD $)	Jun. 30, 2013
Other Intangible Assets
For the period:
July 1, 2013 - June 30, 2014	$ 1,056,338
July 1, 2014 - June 30, 2015	1,047,448
July 1, 2015 - June 30, 2016	5,650
Total	$ 2,109,436

Above / Below Market Acquired Time Charters / Other Intangible Assets (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property Plant And Equipment [Line Items]
Fair value of above market acquired time charter at acquisition		$ 22,149,258
Fair value of below market acquired time charter at acquisition		4,020,335
Amortization of above market acquired time charters	3,289,855	1,698,834
Amortization of below market acquired time charters	678,142	681,888
OOCL Hong Kong and OOCL China
Property Plant And Equipment [Line Items]
Amortization of other intangible assets	523,828	0
Other intangible assets relating to attached manning agreements		$ 3,169,014
Other intangible assets amortization period	3 years 0 months 0 days

Long-term Debt - Secured and Unsecured (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Loans Payable	$ 202,900,000	$ 216,250,000
Secured bank debt
Debt Instrument [Line Items]
Loans Payable	190,900,000	202,250,000
Unsecured bank debt
Debt Instrument [Line Items]
Loans Payable	$ 12,000,000	$ 14,000,000

Long-term Debt - Current and Non-current (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
For the period [Abstract]
Current portion of long-term debt	$ 22,700,000	$ 22,700,000
Current portion of loan due to a related party	12,000,000	14,000,000
Long-term debt	168,200,000	179,550,000
Total	$ 202,900,000	$ 216,250,000

Long Term Debt - Minimum Annual Principal Payments(Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
For the period [Abstract]
July 1, 2013 - June 30, 2014	$ 34,700,000
July 1, 2014 - June 30, 2015	22,700,000
July 1, 2015 - June 30, 2016	28,950,000
July 1, 2016 - June 30, 2017	104,700,000
July 1, 2017 - June 30, 2018	3,200,000
Thereafter	8,650,000
Total	$ 202,900,000	$ 216,250,000

Long-term Debt (Details) (USD $)	6 Months Ended	3 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Paragon Shipping Inc	Mar. 11, 2013 Paragon Shipping Inc
Debt Instrument [Line Items]
Loan amount			$ 13,000,000
Amendment fee	65,000
Quarterly Loan Repayment		$ 1,000,000

Long-term Debt - Terms, Covenants and Amendments (Details)	6 Months Ended
Jun. 30, 2013
Debt Instrument [Line Items]
Basis points increase in margin with one of the lenders	35
ABN AMRO Bank
Debt Instrument [Line Items]
Amendments to Covenants	(a) $100,000,000 senior secured loan agreement with ABN AMRO Bank: For the waiver period commencing on June 28, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:(i) The minimum asset cover ratio shall be 120% during the waiver period and 140% thereafter. (ii) The Market Value Adjusted Net Worth is permanently reduced to a minimum of $100,000,000. (iii) The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and 0.65:1 thereafter. As of June 30, 2013, the asset cover ratio, the Market Value Adjusted Net Worth and the ratio of Total Debt to Market Value Adjusted Total Assets were calculated at 137%, approximately $159,670,000 and 0.56:1, respectively, as defined in the loan agreement.The Company, during the waiver period commencing on June 28, 2013 and ending on April 1, 2014, may declare and pay quarterly dividends at a maximum amount of $0.15 per common share outstanding.
Unicredit Bank
Debt Instrument [Line Items]
Amendments to Covenants	(b) $30,000,000 secured loan agreement with Unicredit Bank: For the waiver period commencing on June 27, 2013 and ending on January 1, 2014, the Company agreed to the following amendments in the asset cover ratio and one of the financial covenants, calculated on a consolidated basis:(i) The minimum asset cover ratio shall be 110% during the waiver period and 120% thereafter. (ii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and 0.65:1 thereafter. As of June 30, 2013, the asset cover ratio and the ratio of Total Liabilities to Market Value Adjusted Total Assets were calculated at 135% and 0.62:1, respectively, as defined in the loan agreement.
Credit Suisse
Debt Instrument [Line Items]
Amendments to Covenants	(c) Two $22,000,000 secured loan agreements with Credit Suisse: For the waiver period commencing on March 31, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in certain financial covenants, calculated on a consolidated basis:(i) The Market Value Adjusted Net Worth shall not be less than $100,000,000 during the waiver period and $150,000,000 thereafter. (ii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and 0.65:1 thereafter. As of June 30, 2013, the Market Value Adjusted Net Worth and the ratio of Total Liabilities to Market Value Adjusted Total Assets were calculated at approximately $151,800,000 and 0.58:1, respectively, as defined in the loan agreement.
Commerzbank
Debt Instrument [Line Items]
Amendments to Covenants	(d) $30,250,000 secured loan agreements with Commerzbank: For the waiver period, as defined below, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:(i) The minimum asset cover ratio shall be 118%, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) April 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and 133% thereafter. (ii) The Net Worth shall not be less than $50,000,000, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) July 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and $150,000,000 thereafter. (iii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) July 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and 0.65:1 thereafter. As of June 30, 2013, the asset cover ratio, the Net Worth and the ratio of Total Liabilities to Market Value Adjusted Total Assets were calculated at 134%, approximately $151,900,000 and 0.58:1, respectively, as defined in the loan agreement.
ABN AMRO Bank
Debt Instrument [Line Items]
Amendments to Covenants	(e) $25,000,000 loan agreement with ABN AMRO Bank: For the waiver period commencing on June 28, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:(i) The minimum asset cover ratio shall be 110% during the waiver period and 140% thereafter. (ii) The Market Value Adjusted Net Worth is permanently reduced to a minimum of $100,000,000. (iii) The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and 0.65:1 thereafter. As of June 30, 2013, the asset cover ratio, the Market Value Adjusted Net Worth and the ratio of Total Debt to Market Value Adjusted Total Assets were calculated at 198%, approximately $159,670,000 and 0.56:1, respectively, as defined in the loan agreement.The Company, during the waiver period commencing on June 28, 2013 and ending on April 1, 2014, may declare and pay quarterly dividends at a maximum amount of $0.15 per common share outstanding.

Financial Instruments - Balance Sheet Location (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments designated as hedging instruments
Total Derivatives	$ (122,950)	$ 651,896
Current liabilities - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	391,064	397,964
Long-Term Liabilities - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	0	253,932
Non-current assets - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (514,014)	$ 0

Financial Instruments - Location of Gain/(Loss) Recognized (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ 211,203
Interest and finance costs
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (211,203)	$ (12,510)

Financial Instruments (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Interest Rate Swaps [Abstract]
Number of interest rate swaps held	9	9
Outstanding notional amount of interest rate swaps	$ 73,664,400	$ 78,876,800

Capital Structure - Common Stock (Details) (USD $)	6 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Mar. 18, 2013 Common Stock	Jun. 30, 2013 Common Stock
Class Of Stock [Line Items]
Issuance of common shares				4,000,000
Common stock offering price				$ 5.25
Proceeds from the issuance of common shares	$ 20,055,000	$ 0		$ 20,055,000
Shares issued under the Equity Incentive Plan					34,000
Common stock shares outstanding	24,960,715		20,926,715		24,960,715
Number of non-vested shares	530,335		532,333		530,335
Dividend per common share paid	$ 0.34	$ 0.6			$ 0.34
Dividends paid on common shares	8,486,643	9,795,600			8,486,643
Other Offering Costs				$ 112,837

Capital Structure - Preferred Stock (Details) (USD $)	6 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jul. 01, 2013 Series B-1 Preferred Shares Paid to Neige International	Jun. 30, 2013 Series B-1 Preferred Shares
Class Of Stock [Line Items]
Preferred stock shares outstanding	640,692		640,692		640,692
Dividends declared on preferred shares	$ 937,012	$ 205,833			$ 937,012
Dividends paid on preferred shares	$ 937,012	$ 0		$ 468,506	$ 937,012

Accumulated Other Comprehensive (Loss) / Income - Changes in AOCI by Component (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Unrealized Gain / (Loss) on cash flow hedges
AOCI - Balance, January 1, 2013	$ (651,896)
OCI before reclassifications	986,049
Amounts reclassified from AOCI	(211,203)
Net current-period OCI	774,846	(216,807)
AOCI - Balance, June 30, 2013	$ 122,950

Accumulated Other Comprehensive (Loss) / Income - Reclassifications out of AOCI (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive (Loss) / Income [Abstract]
Gains and losses on cash flow hedges Interest rate contracts	$ 211,203
Total reclassifications for the period	$ 211,203
Affected Line Item in the Statement Where Net Income is Presented	Interest and finance costs

Share Based Compensation - Non Vested Share Awards (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Number Of Shares
Non-vested, December 31, 2012	532,333
Granted	34,000
Vested	(35,998)
Non-vested, June 30, 2013	530,335
Weighted Average Fair Value
Non-vested, December 31, 2012	$ 8.43
Granted	$ 6.11
Vested	$ 11.027
Non-vested, June 30, 2013	$ 8.143

Share Based Compensation (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Share Based Compensation [Abstract]
Unrecognized compensation cost	$ 2,759,088
Expected period of recognition for unrecognized compensation cost	1 year 5 months 4 days
Share-based compensation	$ 991,453	$ 558,339

Earnings Per Share (EPS) - Basic EPS Common Shares (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share (EPS) [Abstract]
Net income available to common shares	$ 7,448,858	$ 6,648,374
Less: Series B-1 Preferred Shares dividends	(937,012)	(205,833)
Less: Income attributable to non-vested share awards	(152,600)	(122,860)
Net income available to common shareholders	$ 6,359,246	$ 6,319,681
Denominator
Weighted average number of common shares outstanding, basic	22,729,343	16,014,439
Net income per common share, basic	$ 0.28	$ 0.39

Earnings Per Share (EPS) - Diluted EPS Common Shares (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share (EPS) [Abstract]
Net income available to common shares	$ 7,448,858	$ 6,648,374
Less: Series B-1 Preferred Shares dividends	(937,012)	(205,833)
Plus: Series B-1 Preferred Shares dividends, if converted to common shares	937,012	0
Less: Income attributable to non-vested share awards	(152,600)	(122,860)
Net income available to common shareholders	$ 7,296,258	$ 6,319,681
Denominator
Weighted average number of common shares outstanding, basic	22,729,343	16,014,439
Effect of Series B-1 Preferred Shares, if converted to common shares	5,746,557	0
Weighted average number of common shares outstanding, diluted	28,475,900	16,014,439
Net income per common share, diluted	$ 0.26	$ 0.39

Earnings Per Share (EPS) (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Non-vested share awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive non-vested share awards and warrants	530,335	290,001
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive non-vested share awards and warrants	1,333,333	1,333,333

Commitments And Contingencies (Details) (USD $)	1 Months Ended
	Jun. 30, 2013	May 17, 2013
Commitments and Contingencies [Abstract]
China Development Bank - amount available for drawdown		$ 69,000,000
Number of 4800 TEU containership newbuildings		2
Expected Delivery	Q3 2014

Subsequent Events (Details) (USD $)	6 Months Ended		7 Months Ended			7 Months Ended	9 Months Ended			7 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 29, 2013	Aug. 05, 2013	Dec. 31, 2012	Jul. 29, 2013 Preferred Stock Series C	Sep. 16, 2013 Preferred Stock Series C	Oct. 01, 2013 Preferred Stock Series C	Jul. 30, 2013 Preferred Stock Series C	Jul. 29, 2013 Neige International	Aug. 06, 2013 Common Stock	Sep. 17, 2013 Common Stock
Subsequent Events [Line Items]
Issuance of preferred shares						558,333				208,333
Common stock offering price						$ 24
Proceeds from the issuance of preferred shares	$ 0	$ 38,499,990				$ 12,595,992				$ 4,999,992
Underwriting discounts and commissions						504,000
Estimated offering expenses						300,000
Cash reserve used to redeem and retire preferred shares			7,197,313
Preferred stock shares authorized	25,000,000				25,000,000				2,500,000
Preferred stock shares issued	640,692				640,692				558,333
Preferred stock shares outstanding	640,692				640,692				558,333
Prepayment of loan to Paragon				$ 5,000,000
Dividend per common share declared											$ 0.12
Dividend per common share paid	$ 0.34	$ 0.6										$ 0.12
Preferred stock dividends per share declared							$ 0.39375
Preferred stock dividends per share cash paid								$ 0.39375

Subsequent Events Series C Preferred Shares (Details)	6 Months Ended
Jun. 30, 2013
Subsequent Event [Abstract]
Information on Series C Preferred Shares dividends

Dividends: Holders of the Series C Preferred Shares are entitled to receive cumulative dividends from the date of issuance. Dividends on Series C Preferred Shares shall accrue and be cumulative, on a 30/360 day count basis, at a rate of 9.00% per annum per $25.00 liquidation preference per Series C Preferred Share, subject to adjustment under certain circumstances as described in the Statement of Designation of the Rights, Preferences and Privileges of the Series C Preferred Shares, and are payable quarterly on January 1, April 1, July 1 and October 1 of each year, commencing October 1, 2013, when, as and if declared by the Company’s board of directors.

Information on Series C Preferred Shares redemption

Redemption: The Series C Preferred Shares are not subject to mandatory redemption. At any time on or after July 29, 2016 and prior to July 29, 2018, the Company, at its option, may redeem, in whole or in part, the Series C Preferred Shares at a redemption price equal to 101% of the liquidation preference of $25.00 per share and at any time thereafter at a redemption price equal to the liquidation preference of $25.00 per share, in each case plus an amount equal to all accumulated and unpaid dividends.